Derivative Financial Instruments - Changes in Net Unrealized Gains (Losses) on Cash Flow Hedges (Detail) - USD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2019
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Net unrealized gain (loss) on cash flow hedges, net of tax, beginning of period	$ 18,836	$ 3,945	$ (26,608)
Changes in fair value of cash flow hedges, net of tax	24,239	21,903	19,228
Reclassification of (gain) loss into earnings, net of tax	(29,302)	(7,012)	11,325
Net unrealized gain (loss) on cash flow hedges, net of tax, end of period	$ 13,773	$ 18,836	$ 3,945